Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-41032
Entity Registrant Name	Kidpik Corp.
Entity Central Index Key	0001861522
Entity Tax Identification Number	81-3640708
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Park Avenue South
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	399-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	PIK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable